Total revenues - Allocation of transaction price (Details) € in Thousands, $ in Millions		12 Months Ended
	Jul. 14, 2019	Dec. 31, 2022 EUR (€) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 06, 2021 EUR (€)	Sep. 06, 2021 USD ($)	Dec. 15, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 19, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cumulative deferred income		€ 1,989,230		€ 2,364,701	€ 2,809,133				€ 3,000,646
Global research and development collaboration term	10 years
Period over which to recognize the drug discovery platform revenue		10 years	10 years
Maximum extension period for specific program		3 years	3 years
Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cumulative deferred income		€ 700		2,400
Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cumulative deferred income		€ 456,400
Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item		1	1
Other Movements In 2021 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties				3,757
Total transaction price, movements				3,757
Cumulative deferred income				9,174
Other Movements In 2021 [Member] | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities				5,417
Other Movements In 2022 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved		€ 18,238
Royalties		10,726
Total transaction price, movements		28,964
Cumulative deferred income		30,678
Other Movements In 2022 Member | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities		1,714
Filgotinib Amendment December2021 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration						€ 12,643
Allocation to performance obligations						12,643
Cumulative deferred income						12,643
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration		4,018,016		4,018,016	4,005,373
Milestones achieved, balance		212,601			194,363
Milestones achieved				194,363
Royalties				19,984
Royalties, balance		30,710			16,227
Impact initial valuation of share subscription		124,604		124,604	124,604
Total transaction price, movements				4,356,967
Allocation to performance obligations		4,385,931			4,340,567
Cumulative deferred income		4,339,347		4,308,669	4,286,852
Gilead [member] | Warrant A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities		(43,311)		(43,311)	(43,311)
Gilead [member] | Initial Warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities		(2,545)		(2,545)	(2,545)
Gilead [member] | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities		(728)		(2,442)	(7,859)
Gilead [member] | Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved		34,777		32,408	46,261
Cumulative deferred income		456,352		604,875	818,654				780,261
Gilead [member] | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations		2,300,203		2,298,489	2,293,072
Gilead [member] | Filgotinib Amendment December152020 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties		10,700			16,200
Gilead [member] | Other Movements In 2021 [Member] | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price, movements				5,417
Gilead [member] | Other Movements In 2022 Member | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price, movements		1,714
Gilead [member] | Filgotinib Amendment December2021 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties				3,800
Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations		1,372,178		1,343,214	1,326,814
Estimated significant financing component		58,700		57,300	55,300				€ 44,500
Gilead [member] | Filgotinib Performance Obligation Member | Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved		18,200	$ 20.0
Royalties		10,700
Gilead [member] | Filgotinib Performance Obligation Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations							$ 15.0	€ 160,000
Gilead [member] | Filgotinib Performance Obligation Member | Other Movements In 2021 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price, movements				3,757
Gilead [member] | Filgotinib Performance Obligation Member | Other Movements In 2022 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total transaction price, movements		28,964
Gilead [member] | Filgotinib Performance Obligation Member | Filgotinib Amendment December2021 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations						€ 12,643
Gilead [member] | Gilead collaboration agreement for ziritaxestat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations		€ 666,967		€ 666,967	€ 666,967
Original Agreement | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism										20.00%
Minimum | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism		50.00%
Maximum | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism		100.00%